Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of condensed balance sheet are reconciled	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of condensed balance sheet are reconciled [Abstract]
Gross proceeds	$ 172,500,000
Less:
Proceeds allocated to Public Warrants	(10,608,750)
Issuance costs allocated to common stock	(3,657,956)
Plus:
Accretion of carrying value to redemption value	15,991,706
Common stock subject to possible redemption	$ 174,225,000